Financial Instruments (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Euro Notes [Member] USD ($)	Dec. 31, 2011 Euro Notes [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Dec. 31, 2012 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2012 Carrying Reported Amount Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2011 Carrying Reported Amount Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2012 Portion At Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2011 Portion At Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2012 Portion At Fair Value Fair Value Disclosure [Member] Euro Notes [Member] USD ($)	Dec. 31, 2011 Portion At Fair Value Fair Value Disclosure [Member] Euro Notes [Member] USD ($)
Assets:
Cash and cash equivalents	$ 688,040			$ 522,870	$ 301,225					$ 688,040	$ 457,292			$ 688,040	$ 457,292
Accounts receivable										3,157,233	2,909,326			3,157,233	2,909,326
Long-term notes receivable											234,490				233,514
Liabilities:
Accounts Payable										745,644	652,649			745,644	652,649
Short-term borrowings	117,850		98,801							117,850	98,801			117,850	98,801
Short-term borrowings from related parties	3,973		28,013							3,973	28,013			3,973	28,013
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes										721,928	1,147,208			721,928	1,147,208
Senior Credit Agreement										2,659,340	2,795,589			2,652,840	2,774,951
Senior Long Term Notes						51,951	258,780	4,743,442	2,883,009	4,743,442	2,883,009	51,951	258,780	5,296,325	2,989,307	54,574	265,655
Noncontrolling interests subject to put provisions	523,260		410,491							523,260	410,491			523,260
Notional amount of interest rate derivatives	$ 131,940	€ 100,000	$ 2,650,000
Reclassification from accumulated OCI into earnings, time estimate			258,780
The time period estimated for the anticipated transfer of interest expense into earnings	2,971	2,971
Maximum remaining maturity of interest rate cash flow hedges	46	46	1,278,764